Redeemable, Convertible Preferred Stock - Authorized, Issued and Outstanding Shares, Issue Price, and Carrying Value (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares authorized (in shares)	29,747,033	29,747,033		26,112,823
Shares issued (in shares)	29,521,810	29,521,810		25,729,542
Shares outstanding (in shares)	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Carrying Amount	$ 480,631	$ 480,631	$ 480,631	$ 394,408	$ 347,938
Series A
Temporary Equity [Line Items]
Shares authorized (in shares)	4,666,503	4,666,503		4,666,503
Shares issued (in shares)	4,666,503	4,666,503		4,666,503
Shares outstanding (in shares)	4,666,503	4,666,503		4,666,503	4,666,503
Carrying Amount	$ 12,230	$ 12,230		$ 12,230	$ 12,230
Series A | Minimum
Temporary Equity [Line Items]
Issue price (in dollars per share)	$ 1.75	$ 1.75		$ 1.75
Series A | Maximum
Temporary Equity [Line Items]
Issue price (in dollars per share)	$ 3.94	$ 3.94		$ 3.94
Series B
Temporary Equity [Line Items]
Shares authorized (in shares)	1,733,370	1,733,370		1,733,370
Shares issued (in shares)	1,733,370	1,733,370		1,733,370
Shares outstanding (in shares)	1,733,370	1,733,370		1,733,370	1,733,370
Issue price (in dollars per share)	$ 10.38	$ 10.38		$ 10.38
Carrying Amount	$ 18,000	$ 18,000		$ 18,000	$ 18,000
Series C
Temporary Equity [Line Items]
Shares authorized (in shares)	4,254,733	4,254,733		4,254,733
Shares issued (in shares)	4,142,408	4,142,408		4,142,408
Shares outstanding (in shares)	4,142,408	4,142,408		4,142,408	4,142,408
Issue price (in dollars per share)	$ 14.69	$ 14.69		$ 14.69
Carrying Amount	$ 60,850	$ 60,850		$ 60,850	$ 60,850
Series D
Temporary Equity [Line Items]
Shares authorized (in shares)	10,274,260	10,274,260		10,274,260
Shares issued (in shares)	10,161,362	10,161,362		10,003,304
Shares outstanding (in shares)	10,161,362	10,161,362		10,003,304	10,003,304
Issue price (in dollars per share)	$ 19.93	$ 19.93		$ 19.93
Carrying Amount	$ 188,402	$ 188,402		$ 185,252	$ 185,252
Series E
Temporary Equity [Line Items]
Shares authorized (in shares)	5,183,957	5,183,957		5,183,957
Shares issued (in shares)	5,183,957	5,183,957		5,183,957
Shares outstanding (in shares)	5,183,957	5,183,957		5,183,957	3,149,745
Issue price (in dollars per share)	$ 22.86	$ 22.86		$ 22.86
Carrying Amount	$ 118,076	$ 118,076		$ 118,076	$ 71,606
Series F
Temporary Equity [Line Items]
Shares authorized (in shares)	3,634,210	3,634,210
Shares issued (in shares)	3,634,210	3,634,210
Shares outstanding (in shares)	3,634,210	3,634,210		0	0
Issue price (in dollars per share)	$ 22.86	$ 22.86
Carrying Amount	$ 83,073	$ 83,073		$ 0	$ 0